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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment               [_]; Amendment Number: __

This Amendment (Check only one.):     [_] is a restatement.

                                      [_ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

   /s/ Paul Morris               New York, NY               November 9, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   43

Form I3F Information Table Value Total:   $280,486 (thousands)

List of Other Included Managers:

No.            Form 13F File Number            Name

1.             28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
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COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ALTRIA GROUP INC            COM                02209S103   5,576     80,200 SH          SOLE            NONE          80,200
AMERICAN EXPRESS CO         COM                025816109   6,768    114,000 SH          SOLE            NONE         114,000
ATLAS AMER INC              COM                049167109   6,376    123,500 SH          SOLE            NONE         123,500
ATLAS ENERGY RESOURCES LLC  COM                049303100   3,966    125,500 SH          SOLE            NONE         125,500
ATLAS PIPELINE PARTNERS LP  UNIT L P INT       049392103     633     13,500 SH          SOLE            NONE          13,500
BANK NEW YORK MELLON CORP   COM                064058100  21,863    495,300 SH          SOLE            NONE         495,300
BERKSHIRE HATHAWAY INC DEL  CL A               084670108   9,836         83 SH          SOLE            NONE              83
BERKSHIRE HATHAWAY INC DEL  CL B               084670207  14,998      3,795 SH          SOLE            NONE           3,795
BIOFUEL ENERGY CORP         COM                09064Y109   1,144    197,500 SH          SOLE            NONE         197,500
CAPITAL PRODUCT PARTNERS LP COM UNIT LP        Y11082107   3,025    122,500 SH          SOLE            NONE         122,500
CENVEO INC                  COM                15670S105   9,242    427,300 SH          SOLE            NONE         427,300
CVS CAREMARK CORPORATION    COM                126650100   8,342    210,500 SH          SOLE            NONE         210,500
DISCOVER FINL SVCS          COM                254709108   2,954    142,000 SH          SOLE            NONE         142,000
DST SYS INC DEL             COM                233326107   2,403     28,000 SH          SOLE            NONE          28,000
EXXON MOBIL CORP            COM                30231G102   3,286     35,500 SH          SOLE            NONE          35,500
FIDELITY NATIONAL
FINANCIAL                   CL A               31620R105   2,089    119,500 SH          SOLE            NONE         119,500
FORD MTR CO DEL             COM PAR $0.01      345370860   5,090    599,500 SH          SOLE            NONE         599,500
GENERAL ELECTRIC CO         COM                369604103   4,711    113,800 SH          SOLE            NONE         113,800
HOLLY CORP                  COM PAR $0.01      435758305     598     10,000 SH          SOLE            NONE          10,000
HUDSON CITY BANCORP         COM                443683107  10,597    689,000 SH          SOLE            NONE         689,000
JOHNSON & JOHNSON           COM                478160104   8,048    122,500 SH          SOLE            NONE         122,500
JP MORGAN CHASE & CO        COM                46625H100   5,434    118,600 SH          SOLE            NONE         118,600
KAPSTONE PAPER &
PACKAGING CO                *W EXP 08/15/2009  48562P111   1,185    524,500 SH          SOLE            NONE         524,500
KAPSTONE PAPER &
PACKAGING CO                COM                48562P103   7,988  1,112,500 SH          SOLE            NONE        1,112,500
KBR INC                     COM                48242W106  10,305    265,800 SH          SOLE            NONE         265,800
LINN ENERGY LLC             UNIT LTD LIAB      536020100   9,262    290,535 SH          SOLE            NONE         290,535
MARSHALL & ILSLEY CORP      COM                571834100   9,629    220,000 SH          SOLE            NONE         220,000
MCDONALDS CORP              COM                580135101  18,302    336,000 SH          SOLE            NONE         336,000
MICROSOFT CORP              COM                594918104   7,904    268,300 SH          SOLE            NONE         268,300
MORGAN STANLEY              COM NEW            617446448   6,464    102,600 SH          SOLE            NONE         102,600
NEWMONT MINING CORP         COM                651639106     738     16,500 SH          SOLE            NONE          16,500
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC     67059L102   1,909     61,400 SH          SOLE            NONE          61,400
ORACLE CORP                 COM                68389X105   7,151    330,300 SH          SOLE            NONE         330,300
PEPSICO INC                 COM                713448108     220      3,000 SH          SOLE            NONE           3,000
PLAINS EXPL& PRODTN         COM                726505100   2,525     57,100 SH          SOLE            NONE          57,100
RANGE RES CORP              COM                75281A109   6,038    148,500 SH          SOLE            NONE         148,500
REGENCY ENERGY PARTNERS LP  COM UNITS LP       75885Y107   2,487     84,600 SH          SOLE            NONE          84,600
STAR GAS PARTNERS L P       UNIT LTD PARTNR    85512C105   5,961  1,313,000 SH          SOLE            NONE        1,313,000
STATOIL ASA                 SPONSORED ADR      85771P102     441     13,000 SH          SOLE            NONE          13,000
TARGET CORP                 COM                87612E106  15,587    245,200 SH          SOLE            NONE         245,200
TEEKAY CORPORATION          COM                Y8564W103   9,762    166,000 SH          SOLE            NONE         166,000
UNITED TECHNOLOGIES CORP    COM                913017109  13,521    168,000 SH          SOLE            NONE         168,000
WELLS FARGO & CO NEW        COM                949746101   6,127    172,000 SH          SOLE            NONE         172,000
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